Supplemental Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2023
Supplemental Cash Flow Information
Schedule of cash flow changes in operating asset and liabilities

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Trade accounts receivable	(6,051)	(1,624)	(9,170)	(4,544)
Other accounts receivable	(1,742)	2,532	(2,782)	2,349
Prepaid expenses and other	2,198	(286)	(1,542)	493
Inventory	385	(18)	365	36
Accounts payable	(367)	(293)	659	(1,135)
Accrued liabilities	782	(1,783)	2,431	(3,862)
Income taxes payable	(752)	(296)	(1,469)	127
Operating leases	(99)	(44)	(118)	(153)
Deferred revenue	10,260	2,794	15,856	7,411
	4,614	982	4,230	722